Contracts in Progress - Contract asset and liabilities summary by classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract assets
Current	$ 24,916	$ 18,958
Non-current	37,597	48,288
Total contract assets	62,513	67,246
Contract liabilities
Current	55,617	91,392
Non-current	358	11,616
Total contract liabilities	$ 55,975	$ 103,008